Schedule of Investments

ARK Israel Innovative Technology ETF

October 31, 2023 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 2.2%
Elbit Systems Ltd. (Israel)	8,664	$1,608,263

Automobile Components - 2.3%
Mobileye Global, Inc., Class A (Israel)*	47,043	1,678,024

Biotechnology - 4.1%
Gamida Cell Ltd. (Israel)*	1,918,600	1,410,363
UroGen Pharma Ltd.*	144,519	1,620,058
Total Biotechnology		3,030,421

Communications Equipment - 12.3%
AudioCodes Ltd. (Israel)	194,525	1,528,966
Ceragon Networks Ltd. (Israel)*	1,023,643	1,740,193
Gilat Satellite Networks Ltd. (Israel)*	272,904	1,640,153
Ituran Location and Control Ltd. (Israel)	62,787	1,552,723
Radware Ltd. (Israel)*	102,200	1,523,802
Silicom Ltd. (Israel)*	70,981	1,076,072
Total Communications Equipment		9,061,909

Diversified Telecommunication - 2.3%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	1,405,189	1,729,196

Electronic Equipment, Instruments & Components - 2.3%
Nayax Ltd. (Israel)*	84,872	1,719,907

Entertainment - 2.2%
Playtika Holding Corp.*	196,197	1,648,055

Health Care Equipment & Supplies - 4.0%
Inmode Ltd.*	83,199	1,589,101
Nano-X Imaging Ltd. (Israel)*	276,562	1,396,638
Total Health Care Equipment & Supplies		2,985,739

Hotels, Restaurants & Leisure - 4.6%
Fattal Holdings 1998 Ltd. (Israel)*	20,981	1,735,267
NEOGAMES SA (Israel)*	64,249	1,657,624
Total Hotels, Restaurants & Leisure		3,392,891

Interactive Media & Services - 2.3%
Taboola.com Ltd. (Israel)*	468,485	1,719,340

IT Services - 6.5%
Matrix IT Ltd. (Israel)	95,769	1,617,553
One Software Technologies Ltd. (Israel)	157,017	1,593,866
Wix.com Ltd. (Israel)*	19,673	1,571,873
Total IT Services		4,783,292

Media - 2.2%
Perion Network Ltd. (Israel)*	63,854	1,621,892

Pharmaceuticals - 4.6%
Taro Pharmaceutical Industries Ltd.*	49,458	1,679,594
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	199,354	1,710,457
Total Pharmaceuticals		3,390,051

Professional Services - 6.4%
Danel Adir Yeoshua Ltd. (Israel)	22,990	1,648,887
Fiverr International Ltd.*	68,304	1,445,996
Hilan Ltd. (Israel)	37,702	1,619,264
Total Professional Services		4,714,147

Investments	Shares	Value

Semiconductors & Semiconductor Equipment - 8.5%
Camtek Ltd. (Israel)*	30,378	$1,597,883
Nova Ltd. (Israel)*	16,198	1,538,324
Tower Semiconductor Ltd. (Israel)*	74,505	1,715,105
Valens Semiconductor Ltd. (Israel)*	680,059	1,448,526
Total Semiconductors & Semiconductor Equipment		6,299,838

Software - 26.3%
Cellebrite DI Ltd. (Japan)*	233,269	1,558,237
Check Point Software Technologies Ltd. (Israel)*	12,272	1,647,516
Cognyte Software Ltd. (Israel)*	365,101	1,526,122
CyberArk Software Ltd.*	9,840	1,610,218
JFrog Ltd. (Israel)*	73,019	1,642,197
Monday.com Ltd.*	12,051	1,566,510
Nice Ltd. (Israel)*(a)	10,415	1,607,555
Pagaya Technologies Ltd., Class A*	1,332,838	1,692,704
Riskified Ltd., Class A*	444,119	1,656,564
Sapiens International Corp. NV (Israel)	64,795	1,652,273
SimilarWeb Ltd. (Israel)*	304,873	1,542,657
WalkMe Ltd. (Israel)*	185,334	1,740,286
Total Software		19,442,839

Technology Hardware, Storage & Peripherals - 2.0%
Stratasys Ltd.*	142,147	1,445,635

Wireless Telecommunication Services - 4.8%
Cellcom Israel Ltd. (Israel)*	642,238	1,580,808
Partner Communications Co. Ltd. (Israel)*	551,161	2,003,106
Total Wireless Telecommunication Services		3,583,914
Total Common Stocks
(Cost $98,117,869)		73,855,353
MONEY MARKET FUND–0.1%
Goldman Sachs Financial Square Treasury Obligations Fund, 5.26% (b)
(Cost $102,481)	102,481	102,481
Total Investments–100.0%
(Cost $98,220,350)		73,957,834
Liabilities in Excess of Other Assets–(0.0)%(c)		(34,350)
Net Assets–100.0%		$73,923,484

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of October 31, 2023.
(c)	Less than 0.05%

Country	Value	% of Net Assets
Israel	$56,342,682	76.2%
Japan	1,558,237	2.1
United States	16,056,915	21.7
Total Investments	73,957,834	100.0
Liabilities in Excess of Other Assets	(34,350)	(0.0	)(c)
Net Assets	$73,923,484	100.0%

Schedule of Investments (Continued)

ARK Israel Innovative Technology ETF

October 31, 2023 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of October 31, 2023, based upon the three levels defined above:

ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks‡	$73,855,353	$–	$–	$73,855,353
Money Market Fund	102,481	–	–	102,481
Total	$73,957,834	$–	$–	$73,957,834

‡	Please refer to the Schedule of Investments to view securities segregated by industry type.